BUSINESS COMBINATIONS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about business combination [abstract]
Summary of Sensitivity Analysis on Contingent Consideration
Reasonably possible changes at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects on the fair value of contingent consideration as of June 30, 2025:

	Profit or loss
	Increase	Decrease
Expected cash flows (10% movement)	(3,700)	4,400
Volatility (10% movement)	400	(400)
Discount rate (10% movement)	400	(500)
Market Price of Risk Adjustment (10% movement)	200	(300)

Summary of Preliminary Allocation of the Purchase Price
The table below outlines the preliminary allocation of the purchase price for the acquired identifiable assets and liabilities of OddsJam resulting in goodwill:

Purchase price consideration:
Cash paid	64,773
Common shares issued, at fair value	9,971
Contingent and deferred consideration, at fair value	23,761
Total acquisition consideration	98,505
Assets acquired:
Cash and cash equivalents	1,141
Trade and other receivables	1,019
Domain names and related websites	8,200
Customer base	26,100
Acquired technology and Software	23,500
Indemnification asset	792
Deferred tax	1,370
Other current assets	127
Total assets acquired	62,249
Liabilities assumed:
Accounts payable and accrued expenses	(882)
Deferred income	(1,502)
Income tax	(1,646)
Deferred tax	(14,845)
Other indirect tax	(792)
Other current liabilities	(1,786)
Total liabilities assumed	(21,453)
Total net assets	40,796
Goodwill	57,709
Total acquisition consideration	98,505